Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO ($)(1)	Summary Compensation Table Total for Second PEO ($)(1)	Compensation Actually Paid to First PEO ($)(1),(2),(4)	Compensation Actually Paid to Second PEO ($)(1),(2),(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3),(4)	Value of Initial Fixed $100 Investment Based On:		Net Income including Non-Controlling interests (in thousands) ($)	Adjusted EBITDA, including Non-Controlling interests (in thousands) ($)
							TSR ($)(5)	Peer Group TSR ($)(5)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	2,321,989	N/A	12,041,430	N/A	1,939,456	3,318,227	137	168	386,452	838,830
2022	343,606	1,184,860	706,646	110,279,592	773,671	7,750,920	135	158	250,721	772,189
2021	2,476,399	N/A	4,346,136	N/A	977,732	1,696,415	118	121	99,221	283,802
2020	2,334,613	N/A	2,030,742	N/A	854,678	932,545	83	78	81,684	191,155

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The PEO and the non-PEO NEOs for each year are as follows:
(a)2023: PEO – Jamie Welch; non-PEO NEOs – Matthew Wall, Steven Stellato, R. Todd Carpenter, and Anne Psencik.
(b)2022: PEO – Clay Bretches (First PEO) and Jamie Welch (Second PEO); non-PEO NEOs – Matthew Wall, Steven Stellato, R. Todd Carpenter, Anne Psencik, and Ben C. Rodgers
(c)2021: PEO – Clay Bretches; non-PEO NEOs – Ben C. Rodgers and Stephen P. Noe
(d)2020: PEO – Clay Bretches; non-PEO NEOs – Ben C. Rodgers and Stephen P. Noe

Adjustment To PEO Compensation, Footnote	The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate CAP in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) for Mr. Bretches for each of 2022, 2021 and 2020 and Mr. Welch for each of 2023 and 2022. As neither Mr. Bretches nor Mr. Welch participated in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. The following table provides a tabular reconciliation between the totals presented in the Summary Compensation Table and the total CAP to Mr. Bretches for 2022, 2021, and 2020 and to Mr. Welch for 2023 and 2022.

	2023(a)	2022(a)	2022(b)	2021(b)	2020(b)

PEO SUMMARY COMPENSATION TABLE TOTALS	$2,231,989	$1,184,860	$343,606	$2,476,399	$2,334,613
Deduct the fair value reported in the Summary Compensation Table of equity awards granted during the year	(828,548)	—	(212,028)	(1,507,456)	(1,434,927)
Add (Subtract):
Fair value as of the end of the year of equity awards granted during the year that are outstanding and unvested as of the end of the year	874,913	100,583,974	333,494	2,676,599	1,368,239
Change in fair value as of the end of the year (from the end of the prior year) of equity awards granted during any prior year that are outstanding and unvested as of the end of the year	973,001	—	209,535	562,300	215,056
Fair value as of the vesting date of equity awards granted and vested during the year	705,500	—	—	—	—
Change in fair value as of the vesting date (from the end of the prior year) of equity awards granted in prior years that vested during the year	—	—	18,432	49,668	40,110
Fair value as of the end of the prior year of equity awards granted in prior years that were forfeited during the year	—	—	—	—	—
Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	7,994,575	8,510,757	13,607	88,626	17,983
Total Equity Award Related Adjustments	10,547,989	109,094,732	575,068	3,377,193	1,131,056
COMPENSATION ACTUALLY PAID TOTALS	$12,041,430	$110,279,592	$706,646	$4,346,136	$2,030,742
(a) Represents PEO compensation for Mr. Welch.
(b) Represents PEO compensation for Mr. Bretches.

Non-PEO NEO Average Total Compensation Amount	$ 1,939,456	$ 773,671	$ 977,732	$ 854,678
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,318,227	7,750,920	1,696,415	932,545
Adjustment to Non-PEO NEO Compensation Footnote	The Company deducted from and added to the average Summary Compensation Table total compensation the following amounts to calculate the average CAP in accordance with Item 402(v) of Regulation S-K as disclosed in columns (e) for the non-PEO NEOs in each respective year. As the Company’s Non PEO NEOs did not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans. The following table provides a tabular reconciliation between the average of totals presented in the Summary Compensation Table and the average total CAP to the non-PEO NEOs for 2023, 2022, 2021, and 2020.

	2023	2022	2021	2020

NON-PEO NEOs AVERAGE SUMMARY COMPENSATION TABLE TOTALS	$1,939,456	$773,671	$977,732	$854,678
Deduct the average fair value reported in the Summary Compensation Table of equity awards granted during the year	(1,068,833)	(183,333)	(455,701)	(421,500)
Add (Subtract):
Average fair value as of the end of the year of equity awards granted during the year that are outstanding and unvested as of the end of the year	1,128,644	6,670,004	886,742	606,193
Change in average fair value as of the end of the year (from the end of the prior year) of equity awards granted during any prior year that are outstanding and unvested as of the end of the year	80,277	20,267	194,623	(105,182)
Average fair value as of the vesting date of equity awards granted and vested during the year	410,058	—	—	—
Change in average fair value as of the vesting date (from the end of the prior year) of equity awards granted in prior years that vested during the year	—	1,340	47,853	(7,544)
Average fair value as of the end of the prior year of equity awards granted in prior years that were forfeited during the year	—	—	—
Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	828,625	468,971	45,166	5,900
Total Average Equity Award Related Adjustments	2,447,604	7,160,582	1,174,384	499,367
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	3,318,227	$7,750,920	$1,696,415	$932,545

Equity Valuation Assumption Difference, Footnote	There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating CAP from the assumptions used to compute the valuation of such equity awards as of the grant date.
Tabular List, Table

Most Important Performance Measures
Adjusted EBITDA
Free Cash Flow
Net Debt to EBITDA

Total Shareholder Return Amount	$ 137	135	118	83
Peer Group Total Shareholder Return Amount	168	158	121	78
Net Income (Loss)	$ 386,452,000	$ 250,721,000	$ 99,221,000	$ 81,684,000
Company Selected Measure Amount	838,830,000	772,189,000	283,802,000	191,155,000
PEO Name	Jamie Welch		Clay Bretches	Clay Bretches
Additional 402(v) Disclosure	The values disclosed in (i) the TSR column represent the measurement period value of an investment of $100 in our Class A Common Stock and (ii) the Peer Group TSR column represent the measurement period value of an investment of $100 in our peer group. The peer group for purposes of the Pay versus Performance table is the Alerian US Midstream Energy Index, which is the same peer group we used in our Annual Report on Form 10-K for the year ended December 31, 2023.
Narrative to Pay Versus Performance Table
Since Kinetik was formed as a result of the Transactions, which closed on February 22, 2022, and our NEOs, were appointed in connection with the closing of the Transactions, we believe it is difficult to link CAP to our NEOs to our financial performance over the time period from 2020 to 2023 as presented in the Pay Versus Performance table.
Nevertheless, over the three-year period from 2020 to 2022, our TSR, the TSR of our peer group, and CAP to our PEO(s) and the average CAP to our non-PEO NEOs all increased. In 2022, CAP to our NEOs outpaced the increase in our TSR primarily due to differences in NEO composition and executive compensation practices and disclosures related to the compensation strategy at BCP, a private equity-backed company that employed and compensated our NEOs prior to the Transactions. In addition, prior to the Transactions, Altus did not directly employ or compensate any of its executive officers, and the CAP amounts for Messrs. Bretches, Rodgers and Noe, as applicable, reflect the applicable allocation percentage applied to each applicable NEO’s compensation from Apache for the years 2022, 2021 and 2020 (which allocation percentage was designed to reflect the amount of time that such NEOs devoted to the business of Altus relative to the total time that such NEOs devoted to the businesses of Apache and its affiliates as a whole for the applicable year and hence reflect the portion of compensation paid by Apache for the applicable year that was allocable to services performed by such NEOs for Altus). Further, pre-Transactions, BCP awarded the NEOs, particularly Mr. Welch, with a significant amount of equity awards as is typical for private equity-backed companies to help align the executives’ interests with BCP’s long-term goals, which equity awards were exchanged for replacement equity awards by Kinetik in connection with the Transactions. However, we believe the fact that a significant portion of the compensation for our NEOs during 2022 was comprised of equity awards, including performance-based awards, continues to align their interests with those of Kinetik and its stockholders. For more information regarding the Transaction-related equity awards, please see “Equity Awards—Consideration Allocation Shares” above.
While it looks as if our CAP was reduced in 2023 as compared to 2022, we believe that such numbers are inaccurate representations of our compensation program due to the Transaction-related equity awards granted in 2022 and described above. Specifically, with respect to fiscal year 2023, the CAP to our PEO and non-PEO NEOs, as compared to the Summary Compensation Table totals for our PEO and non-PEO NEOs, is aligned with the increase in our TSR and the TSR of our peer group due primarily to the use of equity incentives, which are tied directly to stock price, as well as our annual incentive program, which is tied to our financial performance.
In addition, both CAP to our NEOs and our Net Income increased between 2020 and 2021. Similarly, the substantial improvement in our Net Income between 2021 and 2022 is directionally aligned with the increase in CAP over the same period. Net income again increased between 2022 and 2023. While, as noted above, it looks as if our CAP was reduced in 2023 as compared to 2022, we believe that such numbers are inaccurate representations of our compensation program due to the Transaction-related equity awards granted in 2022 and described above. Specifically, with respect to fiscal year 2023, the CAP to our PEO and non-PEO NEOs, as compared to the Summary Compensation Table totals for our PEO and non-PEO NEOs, is aligned with the increase in net income due primarily to the use of equity incentives, which are tied directly to stock price, as well as our annual incentive program, which is tied to our financial performance.
Further, both CAP to our NEOs and our adjusted EBITDA increased between 2020 and 2021. There was a disproportionate pay increase in CAP to our NEOs in relation to the increase in EBITDA between 2021 and 2022. While adjusted EBITDA is a metric in our annual incentive plan and therefore impacts executive compensation, there are several other factors that impact CAP, including the increase in our stock price as well as the impact of the Transactions on our executive compensation structure. Adjusted EBITDA again increased between 2022 and 2023. While, as noted above, it looks as if our CAP was reduced in 2023 as compared to 2022, we believe that such numbers are inaccurate representations of our compensation program due to the Transaction-related equity awards granted in 2022 and described above. Specifically, with respect to fiscal year 2023, the CAP to our PEO and non-PEO NEOs, as compared to the Summary Compensation Table totals for our PEO and non-PEO NEOs, is aligned with the increase in adjusted EBITDA due primarily to the use of equity incentives, which are tied directly to stock price, as well as our annual incentive program, which is tied to our financial performance.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Net Debt to EBITDA
Clay Bretches [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,321,989	$ 343,606	$ 2,476,399	$ 2,334,613
PEO Actually Paid Compensation Amount	12,041,430	$ 706,646	4,346,136	2,030,742
PEO Name		Clay Bretches
Jamie Welch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,184,860
PEO Actually Paid Compensation Amount		$ 110,279,592
PEO Name		Jamie Welch
Mr. Welch [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,231,989	$ 1,184,860
PEO Actually Paid Compensation Amount	12,041,430	110,279,592
Mr. Bretches [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		343,606	2,476,399	2,334,613
PEO Actually Paid Compensation Amount		706,646	4,346,136	2,030,742
PEO | Mr. Welch [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,547,989	109,094,732
PEO | Mr. Welch [Member] | Change in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(828,548)	0
PEO | Mr. Welch [Member] | Equity Awards Granted During the Year Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	874,913	100,583,974
PEO | Mr. Welch [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	973,001	0
PEO | Mr. Welch [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	705,500	0
PEO | Mr. Welch [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0
PEO | Mr. Welch [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0
PEO | Mr. Welch [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	7,994,575	8,510,757
PEO | Mr. Bretches [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		575,068	3,377,193	1,131,056
PEO | Mr. Bretches [Member] | Change in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(212,028)	(1,507,456)	(1,434,927)
PEO | Mr. Bretches [Member] | Equity Awards Granted During the Year Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		333,494	2,676,599	1,368,239
PEO | Mr. Bretches [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		209,535	562,300	215,056
PEO | Mr. Bretches [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		0	0	0
PEO | Mr. Bretches [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		18,432	49,668	40,110
PEO | Mr. Bretches [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		0	0	0
PEO | Mr. Bretches [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards		13,607	88,626	17,983
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,447,604	7,160,582	1,174,384	499,367
Non-PEO NEO | Change in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,068,833)	(183,333)	(455,701)	(421,500)
Non-PEO NEO | Equity Awards Granted During the Year Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,128,644	6,670,004	886,742	606,193
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	80,277	20,267	194,623	(105,182)
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	410,058	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	1,340	47,853	(7,544)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 828,625	$ 468,971	$ 45,166	$ 5,900